Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 34,271	$ 32,115
Cost of operations	26,416	25,590
Gross profit	7,855	6,525
Selling, general and administrative expenses	14,532	14,037
Transaction costs	559	1,027
Operating loss from continuing operations	(7,236)	(8,539)
Interest expense, net	3,570	1,796
Other income	(887)	0
Loss from continuing operations before income tax expense	(9,919)	(10,335)
Income tax expense	25	19
Loss from continuing operations	(9,944)	(10,354)
Loss from discontinued operations	(380)	(520)
Net loss	$ (10,324)	$ (10,874)
Basic and diluted loss per share:
Continuing operations, basic (usd per share)	$ (1.11)	$ (2.04)
Continuing operations, diluted (usd per share)	(1.11)	(2.04)
Discontinued operations, basic (usd per share)	(0.04)	(0.10)
Discontinued operations, diluted (usd per share)	(0.04)	(0.10)
Net loss, basic (usd per share)	(1.15)	(2.14)
Net loss, diluted (usd per share)	$ (1.15)	$ (2.14)
Weighted average number of shares - Basic (shares)	8,981,563	5,069,877
Weighted average number of shares - Diluted (shares)	8,981,563	5,069,877